Loans (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Portfolio of Loans Outstanding
The portfolio of loans outstanding consists of:

	December 31, 2016		December 31, 2015
	Amount	Percentage of Total Loans	Amount	Percentage of Total Loans
	(Amounts in thousands)
Commercial and Industrial	$26,774	3.1%	$27,140	3.6%
Real Estate Construction:
Residential	8,825	1.0	7,750	1.0
Commercial	58,469	6.9	45,245	6.0
Real Estate Mortgage:
Commercial – Owner Occupied	123,898	14.5	172,040	22.7
Commercial – Non-owner Occupied	268,123	31.5	256,471	33.8
Residential – 1 to 4 Family	309,340	36.3	213,266	28.1
Residential – Multifamily	39,804	4.7	18,113	2.4
Consumer	16,720	2.0	18,476	2.4
Total Loans	$851,953	100.0%	$758,501	100.0%

Analysis of Loans to Related Parties
An analysis of the activity of such related party loans for 2016 and 2015 is as follows:

	2016	2015
	(Amounts in thousands)
Balance, beginning of year	$20,072	$20,233
Advances	418	4,568
Less: repayments	(856)	(4,729)
Less: reduction due to death of a director	(5,662)	—
Balance, end of year	$13,972	$20,072

Age Analysis of Past Due Loans by Class
An age analysis of past due loans by class follows:

December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)
Commercial and Industrial	$—	—	159	159	26,615	$26,774	—
Real Estate Construction:
Residential	—	—	—	—	8,825	8,825	—
Commercial	—	—	3,241	3,241	55,228	58,469	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	165	430	595	123,303	123,898	—
Commercial – Non-owner Occupied	—	—	3,958	3,958	264,165	268,123	—
Residential – 1 to 4 Family	715	361	3,095	4,171	305,169	309,340	—
Residential – Multifamily	—	—	308	308	39,496	39,804	—
Consumer	31	42	107	180	16,540	16,720	—
Total Loans	$746	568	11,298	12,612	839,341	$851,953	—

December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)
Commercial and Industrial	$—	—	740	740	26,400	$27,140	—
Real Estate Construction:
Residential	—	—	—	—	7,750	7,750	—
Commercial	—	—	5,204	5,204	40,041	45,245	—
Real Estate Mortgage:
Commercial – Owner Occupied	812	—	358	1,170	170,870	172,040	—
Commercial – Non-owner Occupied	—	—	4,002	4,002	252,469	256,471	—
Residential – 1 to 4 Family	—	—	3,255	3,255	210,011	213,266	—
Residential – Multifamily	357	—	—	357	17,756	18,113	—
Consumer	31	32	—	63	18,413	18,476	—
Total Loans	$1,200	32	13,559	14,791	743,710	$758,501	—

Impaired Loans
Impaired loans are set forth in the following tables.

December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$21	$23	$—
Real Estate Construction:
Residential	—	—	—
Commercial	1,161	1,161	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	—
Commercial – Non-owner Occupied	3,494	3,739	—
Residential – 1 to 4 Family	2,384	2,434	—
Residential – Multifamily	308	354	—
Consumer	107	107	—
	7,475	7,818	—
With an allowance recorded:
Commercial and Industrial	138	1,392	138
Real Estate Construction:
Residential	—	—	—
Commercial	7,225	11,125	155
Real Estate Mortgage:
Commercial – Owner Occupied	4,380	4,409	498
Commercial – Non-owner Occupied	15,506	17,100	226
Residential – 1 to 4 Family	1,681	1,697	234
Residential – Multifamily	—	—	—
Consumer	—	—	—
	28,930	35,723	1,251
Total:
Commercial and Industrial	159	1,415	138
Real Estate Construction:
Residential	—	—	—
Commercial	8,386	12,286	155
Real Estate Mortgage:
Commercial – Owner Occupied	4,380	4,409	498
Commercial – Non-owner Occupied	19,000	20,839	226
Residential – 1 to 4 Family	4,065	4,131	234
Residential – Multifamily	308	354	—
Consumer	107	107	—
	$36,405	$43,541	$1,251

December 31, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$680	$1,934	$—
Real Estate Construction:
Residential	—	—	—
Commercial	1,420	1,517	—
Real Estate Mortgage:
Commercial – Owner Occupied	358	358	—
Commercial – Non-owner Occupied	1,281	1,281	—
Residential – 1 to 4 Family	1,858	1,910	—
Residential – Multifamily	—	—	—
Consumer	—	—	—
	5,597	7,000	—
With an allowance recorded:
Commercial and Industrial	503	504	67
Real Estate Construction:
Residential	—	—	—
Commercial	5,696	8,420	1,149
Real Estate Mortgage:
Commercial – Owner Occupied	4,341	4,370	73
Commercial – Non-owner Occupied	23,303	24,988	486
Residential – 1 to 4 Family	2,426	3,200	709
Residential – Multifamily	356	356	5
Consumer	—	—	—
	36,625	41,838	2,489
Total:
Commercial and Industrial	1,183	2,438	67
Real Estate Construction:
Residential	—	—	—
Commercial	7,116	9,937	1,149
Real Estate Mortgage:
Commercial – Owner Occupied	4,699	4,728	73
Commercial – Non-owner Occupied	24,584	26,269	486
Residential – 1 to 4 Family	4,284	5,110	709
Residential – Multifamily	356	356	5
Consumer	—	—	—
	$42,222	$48,838	$2,489

The following table presents by loan portfolio class, the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2016 and 2015:

	Year Ended December 31,
	2016		2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Amounts in thousands)
Commercial and Industrial	$333	$1	$3,088	$45
Real Estate Construction:
Residential	—	—	—	—
Commercial	9,340	234	10,013	87
Real Estate Mortgage:
Commercial – Owner Occupied	4,878	176	5,548	196
Commercial – Non-owner Occupied	19,281	751	26,554	985
Residential – 1 to 4 Family	4,130	122	5,491	113
Residential – Multifamily	320	8	359	26
Consumer	108	6	—	—
Total	$38,390	$1,298	$51,053	$1,452

Analysis of Credit Risk Profile by Internally Assigned Grades
An analysis of the credit risk profile by internally assigned grades as of December 31, 2016 and 2015, is as follows:

At December 31, 2016	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$26,515	$121	$138	$—	$26,774
Real Estate Construction:
Residential	8,825	—	—	—	8,825
Commercial	35,656	12,516	10,297	—	58,469
Real Estate Mortgage:
Commercial – Owner Occupied	120,166	3,302	430	—	123,898
Commercial – Non-owner Occupied	261,181	79	6,863	—	268,123
Residential – 1 to 4 Family	304,042	1,536	3,762	—	309,340
Residential – Multifamily	39,496	—	308	—	39,804
Consumer	16,612	—	108	—	16,720
Total	$812,493	$17,554	$21,906	$—	$851,953

At December 31, 2015	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$25,658	$688	$794	$—	$27,140
Real Estate Construction:
Residential	7,750	—	—	—	7,750
Commercial	24,210	15,831	5,204	—	45,245
Real Estate Mortgage:
Commercial – Owner Occupied	163,765	7,225	1,050	—	172,040
Commercial – Non-owner Occupied	242,607	7,044	6,820	—	256,471
Residential – 1 to 4 Family	207,911	515	4,840	—	213,266
Residential – Multifamily	17,757	—	356	—	18,113
Consumer	18,475	—	1	—	18,476
Total	$708,133	$31,303	$19,065	$—	$758,501